CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)	Preferred Stock A	Common Stock	Additional Paid - in Capital	Non-Contolling Interest	Accumulated (Deficit)	Accumulated Other Comprehensive Income	Total
Balance at Dec. 31, 2009	$ 144,000	$ 3,872	$ 27,169,689		$ (26,264,838)		$ 1,052,723
Balances (in shares) at Dec. 31, 2009	720,000	3,871,903
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adjustment for rounding in reverse stock split (shares)		157
Shares issued for interest at $2.00 per share		361	722,639				723,000
Shares issued for interest at $2.00 per share (shares)		361,500
Shares issued for interest at $4.00 per share		438	1,749,563				1,750,000
Shares issued for interest at $4.00 per share (shares)		437,500
Shares issued for acquisition of Canadian Communications, LLC		270	1,214,730				1,215,000
Shares issued for acquisition of Canadian Communications, LLC (in shares)		270,000
Minority interest				66,119			66,119
Cashless warrant exercises		18	(18)
Cashless warrant exercises (in shares)		17,853
Warrants issued at $2.00 per share			533,904				533,904
Warrants issued at $4.50 per share			106,671				106,671
Share-based compensation			175,200				175,200
Net loss				(106)	(1,268,898)		(1,269,004)
Balance at Dec. 31, 2010	144,000	4,959	31,672,378	66,013	(27,533,736)		4,353,614
Balances (in shares) at Dec. 31, 2010	720,000	4,958,913
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Warrants issued at $2.00 per share			826,060				826,060
Exercise of Warrants at $2.00 per share		63	124,937				125,000
Exercise of Warrants at $2.00 per share (in shares)		62,500
Shares Issued for compensation at $2.00 per share		30	59,970				60,000
Shares Issued for compensation at $2.00 per share (in shares)		30,000
Shares issued for compensation at $1.80 per share		62	111,552				111,614
Shares issued for compensation at $1.80 per share (in shares)		62,010
Shares issued for compensation at $2.75 per share		5	14,995				15,000
Shares issued for compensation at $2.75 per share (shares)		5,454
Accumulated Other Comprehensive Income						(8,802)	(8,802)
Share-based compensation - amortization of deferred compensation			292,620				292,620
Net loss				(2,206)	(2,652,189)		(2,654,395)
Balance at Dec. 31, 2011	144,000	5,119	33,102,512	63,807	(30,185,925)	(8,802)	3,120,711
Balances (in shares) at Dec. 31, 2011	720,000	5,118,877
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Warrants issued at $2.00 per share			350,167				350,167
Share-based compensation			53,317				53,317
Accumulated Other Comprehensive Income						7,947
Net loss				(702)	(1,024,533)		(1,025,235)
Balance at Mar. 31, 2012	$ 144,000	$ 5,119	$ 33,505,996	$ 63,105	$ (31,210,458)	$ (855)	$ 2,506,907
Balances (in shares) at Mar. 31, 2012	720,000	5,118,877